UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21782

Small Cap Value Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway  #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway  #M1120     Dallas, Texas 75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2011






























Item 1.  Report to Shareholders.
SMALL CAP VALUE FUND, INC.



ANNUAL REPORT
DECEMBER 31, 2011



Small Cap Value Fund, Inc.
8150 N. Central Expressway  #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol:  SCAPX


Dear shareholders of Small Cap Value Fund, Inc.,

The Fund began 2011 with a Net Asset Value per share of $22.29 and ended with a Net Asset Value per share of $21.87, after paying a dividend of $0.1992 on December 28, 2011.

The total return of the Fund for 2011 was down (0.99)% versus up 1.00% for the S&P 600 Index and down(4.19)% for the Russell 2000 Small Cap Value Index.

The turnover rate of the Fund in 2011, like 2010, was higher than we would usually expect. This is primarily due to the fact the Fund has very large tax loss carryforwards and therefore we are less sensitive to realize shorter term moves in individual stocks relative to concern of generating higher taxed short-term gains. Normally the Fund seeks to generate long term gains by holding positions at least one year. While this higher trading activity results in higher brokerage charges(which remain very low), taking advantage of some of these shorter term moves in individual stocks should contribute to performance of the Fund.

The Fund continues to own many companies that have little or no net debt on their balance sheets and valuations that are very compelling. We continue to feel that as credit markets continue to stabilize capital will flow back into the type of securities in our portfolio.

The top holdings and industry group exposures of the Fund as of December 31, 2011 are listed on the following page.

We look forward to a prosperous 2012.

Sincerely,



Steven Adams
Portfolio Manager


SMALL CAP VALUE FUND, INC.
Top Ten Holdings and Asset Allocation
December 31, 2011



Top Ten Holdings*
(% of Net Assets)

ViroPharma Inc.                           7.05%
Diamond Foods                             6.00%
Stillwater Mining Co.                     5.92%
Aeropostale                               5.55%
AmSurg Corp.                              5.42%
Tellabs, Inc.                             5.05%
Coventry Healthcare                       4.96%
Cooper Tire & Rubber                      4.95%
Omnivision Technologies                   4.48%
Skechers USA, Inc.                        4.42%
                                         ------
                                         53.80%

Asset Allocation
(% of Net Assets)

Pharmaceutical Preparation                                7.05%
Food Preparations                                         6.00%
Misc. Metal Ores                                          5.92%
Retail Apparel                                            5.55%
Hospitals                                                 5.42%
Telephone and Telegraph Apparatus                         5.05%
Services-Offices, Clinics of Doctors of Medicine          4.96%
Fabricated Rubber Products                                4.95%
Semi Conductors & Related Devices                         4.48%
Footwear                                                  4.42%
Retail-Computer & Computer Software                       4.35%
Retail-Nonstore Retailers                                 4.33%
Educational Services                                      4.30%
Electric Components                                       4.24%
Industrial Inorganic Chemicals                            4.17%
Sawmills and Planing Mills                                4.13%
Telephone Communications                                  4.13%
Greeting Cards                                            3.35%
Biological Products, Except Diagnostic Substances         3.19%
Radio, TV & Consumer Electronic Stores                    3.17%
Colleges, Universities, and Professional Schools          2.60%
Short term investments                                    4.23%
Other Assets less liabilities, net                        0.01%
                                                        -------
						          100.00%

*Portfolio holdings are subject to change and are not recommendations of individual stocks





SMALL CAP VALUE FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Small Cap Value Fund from its inception(the beginning of investment operations), December 16, 2005 through December 31, 2011. These changes are then compared to a $10,000 investment in the S&P 600 Small Cap Index for the same period. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                       Inception Year   Year    Year    Year    Year
                                 End    End     End     End     End
                      (12/16/05) 2005   2006    2007    2008    2009
                       --------- ------ ------- ------- ------ ------
Small Cap Value Fund    $10,000  $9,891 $12,340 $10,010 $5,862 $8,351
S&P 600 Small Cap Index $10,000  $9,879 $11,409 $11,374 $7,849 $9,855

                        Year     Year
                        End      End
                        2010     2011
                        -------  ------
Small Cap Value Fund    $11,261  $11,160
S&P 600 Small Cap Index $12,448  $12,572

$13,000|
$12,000|                         #                        *       *
$11,000|                      *         *              #       #
$10,000|   #  *        #  *          #
$ 9,000|                                            *
$ 8,000|                                     *   #
$ 7,000|
$ 6,000|                                   #
___________________________________________________________________
         Inception   2005   2006   2007   2008   2009   2010   2011
         (12/16/2005)

        # = Small Cap Value Fund       * = S&P 600 Small Cap Index

                      15 Day   Annual  Annual   Annual  Annual
                      Return   Return  Return   Return  Return
                      2005     2006    2007     2008    2009
                      ------   ------  ------   ------  ------
Small Cap Value Fund  (1.09%)  24.76% (18.87%) (41.49)% 42.46%
S&P 600 Index         (1.21%)  15.49% ( 0.30%) (30.99)% 25.56%

                                       Compounded
                      Annual   Annual  Average
                      Return   Return  Annual
                      2010     2011    Return since Inception
                      ------   ----------------------
Small Cap Value Fund  34.85%  (0.99)%  1.82%
S&P 600 Index         26.32%   1.00%   3.86%

SMALL CAP VALUE FUND, INC.
EXPENSES
DECEMBER 31, 2011

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on June 30, 2011 and held for the entire six month period to December 31, 2011.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading ?Expenses Paid During Period? to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund?s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund?s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value      Account Value          June 30, 2011,
               June 30, 2011  December 31, 2011       December 31, 2011
           -----------------       -------------      -----------------

Actual            $  1,000            $   946             $   4.66

Hypothetical**    $  1,000            $ 1,020             $   4.84

*Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184 days/365 days to reflect the one-half year period.

** Hypothetical return assumes 5% return before expenses.



SMALL CAP VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2011


ASSETS
   Investment securities, at fair
              value (cost $9,032,400)       $   9,711,163
   Dividends receivable                             9,131
                                              -----------
              Total assets                      9,720,294
                                              -----------

LIABILITIES
   Advisory fees payable                            7,460
                                              -----------
              Total liabilities                     7,460
                                              -----------

NET ASSETS ?
  Equivalent to $21.87 per
  share based on 444,112 shares
  of common stock issued and outstanding;
  100,000,000 shares authorized,
  $0.001 par value                           $  9,712,834
	                                       ============

NET ASSETS CONSIST OF:
  Common stock				         $        444
  Paid-in capital                              17,305,860
  Net unrealized appreciation
    of investments                                678,763
  Accumulated investment loss                      (8,894)
  Accumulated net realized loss                (8,263,339)
------------

Net assets                                   $  9,712,834
                                             ============


















See accompanying notes to these financial statements
SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011


DESCRIPTION                                 SHARES        FAIR VALUE
-----------                                 ------      ------------

COMMON STOCKS ? 95.76%

Pharmaceutical Preparation-7.05%
   ViroPharma, Inc. (a)			         25,000	  $     684,750

Food Preparations-6.00%
   Diamond Foods                             18,060           582,796

Misc. Metal Ores-5.92%
   Stillwater Mining Co.  (a)                55,000           575,300

Retail Apparel-5.55%
   Aeropostale  (a)                          35,375           539,469

Hospitals-5.42%
   AmSurg Corp. (a)				   20,200           526,008

Telephone and Telegraph Apparatus-5.05%
   Tellabs, Inc.                            121,360           490,295

Services-Offices, Clinics of Doctors
of Medicine-4.96%
   Coventry Healthcare (a)		         15,865	        481,820

Fabricated Rubber Products-4.95%
   Cooper Tire & Rubber				   34,314	        480,739

Semi Conductors & Related Devices-4.48%
   Omnivision Technologies (a)               35,555           435,016

Footwear-4.42%
   Skechers USA, Inc. (a)                    35,435           429,472

Retail-Computer & Computer Software
Stores-4.35%
   GameStop	(a)					   17,500           422,275

Retail-Nonstore Retailers-4.33%
   Nutrisystem Inc.                          32,500	        420,225

Educational Services-4.30%
   Devry Inc.                                10,855           417,483

Electric Components-4.24%
   Power-One Inc. (a)                       105,263           411,578

Industrial Inorganic Chemicals-4.17%
   Olin					         20,626           405,301
- Continued -
SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2011

DESCRIPTION                                  SHARES        FAIR VALUE
-----------                                  ------       -----------

Sawmills and Planing Mills-4.13%
   Universal Forest Products			   13,000	  $     401,310

Telephone Communications-4.13%
   Neutral Tandem (a)     			   37,500	        400,875

Greeting Cards-3.35%
   American Greetings                        26,000           325,260

Biological Products, Except Diagnostic
Substances-3.19%
   PDL Biopharma                             50,000           310,000

Radio, TV & Consumer Electronic Stores-3.17%
   RadioShack Corp.				   31,713           307,933

Colleges, Universities, and Prof
Schools-2.60%
   Corinthian Colleges Inc. (a)     	  116,485		  252,772

                                                             --------

Total common stocks (cost $8,621,914)                       9,300,677


- Continued -


SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2011

                                                 SHARES   FAIR VALUE
SHORT-TERM INVESTMENTS ? 4.23%                   ------    ---------
   Schwab Money Market Fund-current interest
      at 0.01%
       			                        410,486   $  410,486
                                                            --------
   Total short-term investments (cost $410,486)              410,486
                                                            --------

Total investment securities ? 99.99%  (cost $9,032,400)    9,711,163

Other assets less liabilities ? 0.01%                          1,671
                                                            --------

Net assets ? 100.00%                                   $   9,712,834
                                                        ============

(a) Presently non-income producing


































See accompanying notes to these financial statements.

SMALL CAP VALUE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011



INVESTMENT INCOME
   Dividends                                             $    225,005
   Interest                                                        97
                                                         ------------
          Total investment income                             225,102
                                                         ------------
EXPENSES ?
   Advisory fees                                              137,449
                                                         ------------

          Net investment income                                87,653
   ------------

GAIN (LOSS) ON INVESTMENTS ?
   Net realized gain on investments                         1,811,691
   Net change in unrealized appreciation of securities     (2,083,504)
                                                         ------------
        Net realized gain and
           unrealized loss on investments                    (271,813)
------------

   Net decrease in net assets resulting from operations  $   (184,160)
                                                         ============


























See accompanying notes to these financial statements
SMALL CAP VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                           Year Ended      Year Ended
                                          Dec. 31, 2011   Dec. 31, 2010

INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income(loss)              $    87,653   $     (8,894)
   Net realized gain(loss) on investments     1,811,691       (835,183)
   Net change in unrealized appreciation
   of securities  		               (2,083,504)      6,187,685
          				              -----------    ------------
      Net increase(decrease) in net assets
         resulting from operations             (184,160)      5,343,608


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                        (87,653)             0
                                            -----------    ------------
         Total Distributions                    (87,653)             0

CAPITAL SHARE TRANSACTIONS-NET               (8,403,408)    (4,335,442)
                                            -----------    ------------

TOTAL INCREASE(DECREASE) IN NET ASSETS       (8,675,221)      1,008,166

NET ASSETS, beginning of year                18,388,055      17,379,889
                                            -----------    ------------

NET ASSETS, end of year                      $9,712,834     $18,388,055
                                            ===========    ============























See accompanying notes to these financial statements



SMALL CAP VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
ENDING:
                       YEAR    YEAR     YEAR     YEAR    YEAR
                       ENDED   ENDED    ENDED    ENDED   ENDED
                       2011    2010    2009     2008     2007
                       ------  ------   ------   ------  ------
Net asset value,
  beginning of year   $22.29   $16.53   $11.62   $19.90   $24.58
                       ------  -------  ------   ------  ------
Income(loss) from investment
operations:
  Net investment
     income (loss)      0.20    (0.01)    0.02     0.32    (0.01)
  Net realized and
     unrealized
     gains (losses)on  (0.42)     5.77     4.91    (8.28)   (4.64)
     investments
                       -----   -------  ------   ------  ------
Total income (loss)from
  investment operations(0.22)    5.76     4.93    (7.96)   (4.64)
----   -------  -------  ------- ------
Less distributions from:
 Net investment income (0.20)    0.00    (0.02)   (0.32)   (0.04)
 Net realized gains     0.00     0.00    (0.00)   (0.00)   (0.00)
                       ------  -------  -------   ------  -----
   Total distributions (0.20)    0.00    (0.02)   (0.32)   (0.04)
                       ------  -------  -------   ------  -----
Net asset value,
  end of year        $ 21.87  $ 22.29  $ 16.53  $ 11.62  $ 19.90
                      =======  ========  ======  =======  ======
Total Return          (0.99)%   34.85%   42.43%  (41.49)% (18.87)%

Ratios & Supplemental Data:

Net assets, end, of year
      (in 1,000?s)     $9,713  $18,388  $17,380  $16,225  $26,574

Ratio of expenses to     0.96%   0.97%   0.94%   0.94%    0.95%
   average net assets (a)

Ratio of net investment  0.61%  (0.05)%  0.16%   0.20%    0.00%
   Income(loss) to average
   net assets

Portfolio turnover rate 69.29%   80.53%  29.12%  23.30%   72.70%

(a) The Fund?s actual expenses are calculated daily at 0.95% of net asset value (NAV).


See accompanying notes to these financial statements


SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1.	ORGANIZATION

Small Cap Value Fund, Inc. (the ?Fund?) was incorporated in the State of Texas on June 16, 2005 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth by investing primarily in small capitalization common stocks. The effective date of the Fund?s Registration under the Securities Act of 1933 was October 27, 2005.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund?s Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statement of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Dividends are paid upon Board approval by the end of each calendar year.




SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund?s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income (loss) or net realized gains (losses) may differ from their ultimate characterization for income tax purposes. At December 31, 2011, there were no material differences. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

   Subsequent events
Subsequent events were evaluated through February 14, 2012, the date in which these financials were available to be issued.





























SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

3.	FAIR VALUE OF INVESTMENTS

    In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

   Level 1 - quoted prices in active markets for identical investments.

   Level 2 - observable inputs, other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2011:
                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           ------------
      Level 1:
         Common Stock               $ 9,300,677          $          0
         Short term investments         410,486                     0
                                    -----------          ------------
             Total Level 1:           9,711,163                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $ 9,711,163          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation depreciation on the instrument. As of December 31, 2011, the Fund did not own any other financial instruments.

SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS



4.	CAPITAL SHARE TRANSACTIONS
Capital share transactions in the Fund?s $0.001 par value common stock were as follows:

                            Year Ended            Year Ended
                        December 31, 2011      December 31, 2010
                       -------------------  ---------------------
                       Shares       Amount  Shares         Amount

Shares sold             3,519    $  71,700    74,665   $1,489,500

Shares issued in
  reinvestment of
  dividends	          4,058       87,653         0            0
                       ------     --------  ---------  ----------
                        7,577      159,353    74,665    1,489,500
Shares redeemed      (388,262)  (8,562,761) (301,064)  (5,824,942)
                       ------     --------  ---------  ----------

Net (decrease)       (380,685)  (8,403,408) (226,398)  (4,335,442)

Beginning of year     824,797  $25,709,712 1,051,195  $30,045,154
                       ------     --------    -------  ----------
End of year           444,112  $17,306,304   824,797  $25,709,712
				=========	==========  =========  ==========

5.	INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $10,148,235 and $17,126,870, respectively, for the year ended December 31, 2011. The aggregate cost of investment securities, excluding short term investments, for federal income tax purposes was $8,621,914 as of December 31, 2011. There were no differences between the financial reporting basis and the income tax basis in the cost or net unrealized appreciation (depreciation) of the Fund?s investments as of December 31, 2011.

As of December 31, 2011 and 2010, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Description                              2011               2010
-----------                           -------             ------
Unrealized appreciation           $   1,474,120     $  3,561,176
Unrealized depreciation                (795,357)     (   798,909)
                                    ------------     -----------
Net unrealized appreciation
   (depreciation)                 $     678,763    $   2,762,267
                                    ============     ============

SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

6.	DISTRIBUTION TO SHAREHOLDERS
On December 28, 2011 a distribution of $0.1992 per share aggregating $87,653 was paid to the shareholders of record on that date from net investment income.

7.	ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.

   The Fund has an investment advisory agreement with Adams Asset Advisors, LLC (the ?Advisor?) to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.95% of the Fund?s average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

   The advisory fee for 2011, as computed pursuant to the investment advisory agreement, totaled $137,449, of which $7,460 was payable on December 31, 2011.

The Advisor acts as the transfer agent for the Fund, with Fidelity Investments as the sub-transfer agent. There are no fees associated with these services.

The Fund acts as its own custodian, effective September 1, 2008, and is in compliance per requirements of Rule 17f-2. There are no fees associated with these services.


8.	ACCOUNTING FOR UNCERTAIN TAX POSITIONS

   As of December 31, 2011, open Federal tax years, subject to examination, include the tax years ended December 31, 2008 through December 31, 2010. The Fund has no examination in progress.















Additional Information (Unaudited)

Proxy Voting Information

Small Cap Value Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.


Quarterly Filing of Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund?s Form N-Q?s are available on the SEC?s website at http://www.sec.gov, and can also be reviewed and copied at the SEC?s public reference room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Contract

The Board of Directors, including all Directors that are independent, held a separate, in-person meeting, specifically called for the purpose of reviewing and re-approving the Advisory Agreement on February 10, 2010. In approving the Advisory Agreement for 2010, the Directors considered the following:


1)	Nature, extent and quality of services provided by the Advisor ?
   The Directors reviewed the nature, quality and scope of current services provided by the Advisor under the Advisory Agreement.
   This includes portfolio management, supervision of Fund operations, compliance and regulatory matters.

2)	Investment performance ? The Directors reviewed the performance of the Fund, as compared to market benchmarks. This review focused on investment strategy and long term performance potential.

3)	Cost of services to the Fund and profitability of the Advisor ?
The Directors considered the Fund?s management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is receiving a fee that is in line with fees charged for separate accounts and that the Advisor is operating profitably, is viable and should remain an ongoing entity.

4)	Economies of Scale ? The Directors considered information
regarding economies of scale with respect to management of the
Fund and noted that the Fund and its shareholders are already experiencing and benefitting from an expense ratio that would be expected from that of funds with significantly larger asset bases.
5)	Conclusions ? Based on the above review and discussions, the
Directors concluded that it is in the best interest of the Fund and the shareholders to approve the Advisory Agreement.


Additional Information (Unaudited)

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors of the Fund. Information pertaining to the Directors of the Fund are set forth below. The SAI of the Fund includes additional information about the Directors of the Fund and is available, without charge, by calling 800-704-6072. Each Director may be contacted by writing to that Director c/o Small Cap Value Fund, Inc., 8150 N. Central Expressway, #M1120, Dallas, Texas 75206.


INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Private investor      Stock
Age 54                             since 2000, Tech Co.  Dividend Fund,
                                   prior                 Inc.

Yolawnde F. Malone  Director  1 Yr CPA/Tax Specialist-   Stock
Age 48                             Family Legacy Trust,  Dividend Fund,
                                   Tax mngr Cain Waters  Inc.
                                   prior, Tolleson Wealth
                                   mgmt tax specialist prior

Melissa D. Gordon,  Director  1 Yr Pathologist, North    Stock
M.D.                               Dallas Pathology      Dividend Fund,
Age 48                             Partner               Inc.


INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President of Fund,    Stock
Age 50              President      Member of Adams       Dividend Fund,
                    Secretary      Asset Advisors,       Inc.
                    Treasurer      Private investor
                                   prior

















Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Small Cap Value Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Small Cap Value Fund, Inc., including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended. These financial statements and financial highlights are the responsibility of the Fund?s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small Cap Value Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

PMB Helin Donovan, LLP

Dallas, Texas
February 14, 2012









Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an ?interested? Director and Mrs. Malone is an ?independent? Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5. Audit Committee of listed Registrants. (Not applicable for open end investment companies)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a)	    The Fund?s president has concluded that the Fund?s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission?s rules and forms, based upon such officers? evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b)	    There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund?s internal controls or in other factors that could significantly affect the Fund?s internal controls subsequent to the date of their evaluation.








Item 12.  Exhibits.

a)	(1)Code of Ethics-Filed with Form N-CSR and is hereby incorporated by reference
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached
b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
2002- Attached


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/14/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/14/12